GOODWILL AND INTANGIBLE ASSETS - Revised Allocation of Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012
Goodwill [Roll Forward]
Goodwill	$ 7,456	$ 6,557
Acquisitions		899
Reallocation of goodwill	0
Goodwill	7,456	7,456
Healthcare
Goodwill [Roll Forward]
Goodwill	3,284	2,385
Acquisitions		899
Reallocation of goodwill	0
Goodwill	3,284	3,284
Business Solutions
Goodwill [Roll Forward]
Goodwill	0	0
Acquisitions		0
Reallocation of goodwill	4,172
Goodwill	4,172	0
Financial Services
Goodwill [Roll Forward]
Goodwill	1,743	1,743
Acquisitions		0
Reallocation of goodwill	(1,743)
Goodwill	0	1,743
Commercial Markets
Goodwill [Roll Forward]
Goodwill	1,296	1,296
Acquisitions		0
Reallocation of goodwill	(1,296)
Goodwill	0	1,296
Industrial
Goodwill [Roll Forward]
Goodwill	1,133	1,133
Acquisitions		0
Reallocation of goodwill	(1,133)
Goodwill	$ 0	$ 1,133